Additional Financial Information (Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information [Abstract]
Advertising expense	$ 3,632	$ 3,272	$ 3,268
Interest expense incurred	4,917	3,847	4,224
Capitalized interest	(797)	(234)	(284)
Total interest expense	$ 4,120	$ 3,613	$ 3,940